Intangible assets - Summary of intangible assets and goodwill (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Goodwill
Disclosure of detailed information about intangible assets
Decrease through classification as held for sale	£ 51
Impairment	42
Intangible assets
Disclosure of detailed information about intangible assets
Decrease through classification as held for sale	£ 31